As filed with the Securities and Exchange              Registration No. 33-75248
Commission on September 30, 1998                       Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 9 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56

        Depositor's Telephone Number, including Area Code: (860) 273-4686

--------------------------------------------------------------------------------

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on __________________ pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously
[ ]  filed post-effective amendment

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                              Cross Reference Sheet

     Form N-8B-2
       Item No.    Part I - Prospectus dated May 1, 1998 and as amended by Supplement dated  November __, 1998.
       --------    --------------------------------------------------------------------------------------------
          1        Cover Page; The Separate Account, and as amended; The Company
          2        Cover Page; The Separate Account, and as amended; The Company
          3        Not Applicable
          4        Cover Page; The Company; Additional Information - Distribution of the Policies
          5        The Separate Account, and as amended; The Company
          6        The Separate Account, and as amended; The Company
          7        Not Applicable
          8        Financial Statements, and as amended
          9        Additional Information - Legal Matters
          10       The Separate Account, and as amended; Charges & Fees, and as amended; Policy Choices;
                   Policy Values; Policy Rights; Additional Information, and as amended; Miscellaneous Policy
                   Provisions
          11       Allocation of Premiums; Policy Choices
          12       Cover Page; Allocation of Premiums
          13       Charges & Fees, and as amended; Policy Choices; Term Insurance Rider; Additional
                   Information - Distribution of Policies
          14       Policy Values; Miscellaneous Policy Provisions
          15       Policy Summary; Allocation of Premiums - The Funds; Policy Choices; Policy Values
          16       Policy Summary; Allocation of Premiums - The Funds; Policy Values
          17       Policy Rights
          18       Allocation of Premiums; Policy Choices; Policy Rights
          19       Additional Information, and as amended
          20       Not Applicable
          21       Policy Rights - Policy Loans
          22       Not Applicable
          23       Directors and Officers
          24       Miscellaneous Policy Provisions
          25       The Company
          26       Charges and Fees, and as amended
          27       The Company


     Form N-8B-2
       Item No.    Part I - Prospectus dated May 1, 1998 and as amended by Supplement dated  November __, 1998.
       --------    --------------------------------------------------------------------------------------------
          28       Directors and Officers
          29       The Company
          30       Not Applicable
          31       Not Applicable
          32       Not Applicable
          33       Not Applicable
          34       Not Applicable
          35       The Company; Additional Information, and as amended
          36       Not Applicable
          37       Not Applicable
          38       Additional Information, and as amended
          39       See Item 25
          40       See Item 26
          41       See Item 27
          42       See Item 28
          43       Financial Statements, and as amended
          44       Policy Values - Accumulation Unit Value; Financial Statements
          45       Not Applicable
          46       The Separate Accounts, and as amended; Policy Values
          47       The Separate Accounts, and as amended; Allocation of Premiums; Policy Choices; Policy Values
          48       Not Applicable
          49       Not Applicable
          50       Not Applicable
          51       Cover Page; Policy Choices; Policy Values
          52       The Separate Account, and as amended; Allocation of Premiums
          53       Tax Matters
          54       Not Applicable
          55       Not Applicable
          56       Not Applicable
          57       Not Applicable
          58       Not Applicable
          59       Financial Statements, and as amended

       Supplement dated November ___, 1998 to Prospectus dated May 1, 1998

                        Corporate VUL & Corporate VUL II

           Flexible Premium Variable Universal Life Insurance Policies

                    Aetna Life Insurance and Annuity Company

                             Variable Life Account B


The information in this Supplement updates and amends the information contained in the Prospectus dated May 1, 1998 (the "Prospectus") and should be read with that Prospectus.

1. The section "Subject To Completion or Amendment" contained on page ii of the Prospectus is deleted.

2. Information about the Aetna Variable Portfolios, Inc. - Value Opportunity VP investment option on page 4 of the Prospectus is amended as follows:

    (bullet) Aetna Variable Portfolios, Inc. - Aetna Value Opportunity VP
             (formerly Aetna Variable Capital Appreciation Portfolio) seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock.(1)(a)

    Footnote (1) on page 6 of the Prospectus is amended as follows:

    (1)  Aeltus Investment Management, Inc. (Adviser);
         (a) Bradley, Foster & Sargent, Inc. (Subadviser effective October 1,
             1998)

3. The last paragraph of the section "Mortality and Expense Risks Charge" contained on page 10 of the Prospectus is replaced with the following:

    The mortality and expense risk charge is assessed to compensate the Company for assuming certain mortality and expense risks under the Policies. The Company reserves the right to increase the mortality and expense risk charge if it believes that circumstances have changed so that the current charges are no longer adequate. In no event will the charge exceed 0.90% of the average daily net assets on an annual basis (except for Corporate VUL II Contracts issued in New York where the maximum mortality and expense risk charge is 1.25% during Policy Years 1-10 and 0.90% thereafter).

4. The section "Year 2000" contained on page 39 of the Prospectus is replaced with the following:

    As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment,
    (iii) remediation and (iv) testing and certification. At year end 1997, Aetna, including the Company, had substantially completed the inventory and assessment stages. The remediation of mission-critical systems is currently underway and targeted for completion by December 31, 1998. Testing and certification of all systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

    The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties' to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.

6. "Appendix B-Illustrations of Death Benefit, Total Account Values and Surrender Values, Corporate VUL II" on pages 56-69 of the Prospectus is replaced with the attached Appendix B.

7. The following updated financial statements of Variable Life Account B are included in the Prospectus between pages 69 and S-1.

                         [ To be added by 485(b) filing]

8. The following updated financial statements of Aetna Life Insurance and Annuity Company and Subsidiary are included in the Prospectus following pages S-20.


                         [ To be added by 485(b) filing]

                                   Appendix B

ILLUSTRATION OF DEATH BENEFIT, TOTAL ACCOUNT VALUES, AND SURRENDER VALUES, Corporate VUL II.

The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the variable funding options. The tables show how the Death Benefit, Total Account Values, and Surrender Values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, VII, VIII, XIII and XIV illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class for fully underwriting issue. Tables III, IV, IX, X, XV and XVI illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for guaranteed issue underwriting. Tables V, VI, XI, XII, XVII and XVIII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class for simplified issue underwriting. Tables I through VI show values under the Guideline Premium Test for the definition of life insurance, and Tables VII through XII and XIII through XVIII show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through the eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, V, VII, IX and XI relate to Policies issued outside of the state of New York and assume that the maximum Cost of Insurance allowable under the Policy are charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable premium load of 15% up to the first year's Target Premium and 6% over the Target Premium, are assessed in the first Policy Year; the maximum allowable premium load of 10% up to the second year's Target Premium and 6% over the Target Premium, are assessed in the second through fifth Policy Year and 6% on all premium in all Policy Years thereafter, and an assumed Premium Tax charge of 1.75% on all premium in all Policy Years.

Tables XIII, XV, and XVII, relate to Policies issued in the state of New York and assume that the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 1.25% on an annual basis for the first ten Policy Years and 0.90% for Policy Years 11 and thereafter; the maximum allowable premium load of 15% up to the first year's Target Premium and 6% over the Target Premium are assessed in the first Policy Year, the maximum allowable premium load of 10% up to the second year's Target Premium and 6% over the Target Premium are assessed in the second through fifth Policy Year, and 6% on all premium in all Policy Years thereafter; and a maximum Premium Tax charge of 5.00% on all premium in all Policy Years.

Tables II, IV, VI, VIII, X, XII (for non-New York Policies), and XIV, XVI and XVIII (for New York Policies) assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 Policy Years and 0.35% for Policy Years 11 and thereafter, the current premium load of 10.5% up to the first year's Target Premium and 2.5% over the Target Premium are assumed in the first Policy Year, the current premium load of 7.5% up to the second through the fifth years' Target Premiums and 1.5% over the Target Premiums are assumed in the second through the fifth Policy Years, the current premium load of 3.5% up to the sixth and the seventh years' Target Premiums and 1.5% over the Target Premiums are assumed in the sixth and the seventh policy years, 1.5% on all premium in all Policy Years thereafter, and an assumed Premium Tax charge of 1.75% on all premium in all Policy Years.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross, after tax return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. See the individual prospectuses for each Fund for more information.

In addition, these values reflect application of the mortality and expense risk charge, premium load and assumed premium tax charge described above. After deduction of these amounts, the illustrated net annual return is -1.55%, 4.45% and 10.45% on a maximum charge basis for non-New York Policies for all years. For New York Policies, the illustrated net annual return on a maximum charge basis is -1.90%, 4.10% and 10.10% for Policy Years 1-10 and -1.55%, 4.45%, and
10.45% for Policy Years 11 and thereafter. The illustrated net annual return on a current charge basis for both non-New York and New York Policies is -1.35%, 4.65% and 10.65% for Policy Years 1-10 and -1.00%, 5.00% and 11.00% for Policy
Years 11 and thereafter.

A weighted average has been used for the illustrations assuming that the Policyowner has invested in the Funds as follows: 7% in Aetna Balanced VP, Inc. 10% in Aetna Bond VP; 10% in Aetna Growth and

Income VP; 0% in the Aetna Index Plus Large Cap VP; 0% in Aetna Value Opportunity VP; 0% in Aetna Growth VP; 0% in Aetna Small Company VP; 9% in Aetna Money Market VP; 13% in Fidelity's Variable Insurance Products Fund II--Contrafund Portfolio; 2% in Fidelity's Variable Insurance Products Fund
II--Asset Manager Portfolio; 7% in Fidelity's Variable Insurance Products Fund--Growth Portfolio; 0% in Fidelity's Variable Insurance Products Fund--High Income Portfolio; 2% in Fidelity's Variable Insurance Products Fund--Overseas Portfolio; 10% in Fidelity's Variable Insurance Products Fund--Equity-Income Portfolio; 4% in the Janus Aspen Aggressive Growth Portfolio; 3% in Janus Aspen Balanced Portfolio; 2% in Janus Aspen Growth Portfolio; 8% in Janus Aspen Worldwide Growth Portfolio; X% in Janus Aspen Flexible Income Portfolio; 0% in Oppenheimer Capital Appreciation Fund; 0% in Oppenheimer Growth and Income Fund; 0% in Oppenheimer Global Securities Fund; 0% in Oppenheimer Strategic Bond Fund; 7% in the Portfolio Partners, Inc. MFS Emerging Equities Portfolio; 2% in the Portfolio Partners, Inc. MFS Research Growth Portfolio; 0% in the Portfolio Partners, Inc. MFS Value Equity Portfolio; 4% in the Portfolio Partners, Inc. Scudder International Growth Portfolio; and 0% in the Portfolio Partners, Inc.
T. Rowe Price Growth Equity Portfolio.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently making such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Variable Life Account B, and if no Policy loans have been made. The tables are also based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                        Table I
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
FULLY UNDERWRITTEN
$8,897.00 ANNUAL PREMIUM
GUIDELINE PREMIUM TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

                PREMIUMS
                ACCUMULATED     DEATH BENEFIT
                AT              GUARANTEED ANNUAL INVESTMENT                  TOTAL ACCOUNT VALUE
POLICY          5% INTEREST     RETURN OF                                     ANNUAL INVESTMENT RETURN OF
YEAR            PER YEAR        GROSS 0%         GROSS 6%         GROSS 12%   GROSS 0%         GROSS 6%    GROSS 12%
          1        9342          500000           500000           500000        5583             5972         6363
          2       19151          500000           500000           500000       11416            12573        13778
          3       29450          500000           500000           500000       17051            19359        21861
          4       40265          500000           500000           500000       22473            26323        30669
          5       51620          500000           500000           500000       27683            33475        40282

          6       63542          500000           500000           500000       33026            41188        51175
          7       76061          500000           500000           500000       38120            49088        63069
          8       89206          500000           500000           500000       42949            57170        76064
          9      103009          500000           500000           500000       47490            65420        90262
         10      117501          500000           500000           500000       51713            73820       105780

         15      201584          500000           500000           500000       67516           117949       209163
         20      308897          500000           500000           500000       71440           164476       379584
         25      445859          500000           500000           771238       54942           209865       664860
         30      620662          500000           500000          1204116         885           249400      1125342

20 (AGE 65)      308897          500000           500000           500000       71440           164476       379584


                   CASH SURRENDER VALUE
POLICY             ANNUAL INVESTMENT RETURN OF
YEAR               GROSS 0%         GROSS 6%         GROSS 12%
          1           6206             6595             6985
          2          11884            13040            14245
          3          17051            19359            21861
          4          22473            26323            30669
          5          27683            33475            40282

          6          33026            41188            51175
          7          38120            49088            63069
          8          42949            57170            76064
          9          47490            65420            90262
         10          51713            73820           105780

         15          67516           117949           209163
         20          71440           164476           379584
         25          54942           209865           664860
         30            885           249400          1125342

20 (AGE 65)          71440           164476           379584

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table II
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
FULLY UNDERWRITTEN
$8,897.00 ANNUAL PREMIUM
GUIDELINE PREMIUM TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1        9342             500000           500000           500000             6811             7250              7691
         2       19151             500000           500000           500000            13602            14921             16295
         3       29450             500000           500000           500000            20122            22768             25633
         4       40265             500000           500000           500000            26398            30823             35810
         5       51620             500000           500000           500000            32459            39125             46949

         6       63542             500000           500000           500000            38683            48086             59580
         7       76061             500000           500000           500000            44734            57387             73494
         8       89206             500000           500000           500000            50796            67236             89040
         9      103009             500000           500000           500000            56682            77468            106197
        10      117501             500000           500000           500000            62371            88082            125129

        15      201584             500000           500000           500000            88157           148939            257563
        20      308897             500000           500000           590178           107117           223199            483752
        25      445859             500000           500000          1004096           121947           319739            865600
        30      620662             500000           500000          1609731           126347           446680           1504421

20 (AGE 65)     308897             500000           500000           590178           107117           223199            483752


                  CASH SURRENDER VALUE
POLICY            ANNUAL INVESTMENT RETURN OF
YEAR              GROSS 0%         GROSS 6%         GROSS 12%
         1          7433             7873             8313
         2         14069            15389            16762
         3         20122            22768            25633
         4         26398            30823            35810
         5         32459            39125            46949

         6         38683            48086            59580
         7         44734            57387            73494
         8         50796            67236            89040
         9         56682            77468           106197
        10         62371            88082           125129

        15         88157           148939           257563
        20        107117           223199           483752
        25        121947           319739           865600
        30        126347           446680          1504421

20 (AGE 65)       107117           223199           483752

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table III
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
GUARANTEED ISSUE
$8,897.00 ANNUAL PREMIUM
GUIDELINE PREMIUM TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1        9342             500000           500000           500000             5583             5972              6363
         2       19151             500000           500000           500000            11416            12573             13778
         3       29450             500000           500000           500000            17051            19359             21861
         4       40265             500000           500000           500000            22473            26323             30669
         5       51620             500000           500000           500000            27683            33475             40282

         6       63542             500000           500000           500000            33026            41188             51175
         7       76061             500000           500000           500000            38120            49088             63069
         8       89206             500000           500000           500000            42949            57170             76064
         9      103009             500000           500000           500000            47490            65420             90262
        10      117501             500000           500000           500000            51713            73820            105780

        15      201584             500000           500000           500000            67516           117949            209163
        20      308897             500000           500000           500000            71440           164476            379584
        25      445859             500000           500000           771238            54942           209865            664860
        30      620662             500000           500000          1204116              885           249400           1125342

20 (AGE 65)     308897             500000           500000           500000            71440           164476            379584


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1         6206             6595             6985
         2        11884            13040            14245
         3        17051            19359            21861
         4        22473            26323            30669
         5        27683            33475            40282

         6        33026            41188            51175
         7        38120            49088            63069
         8        42949            57170            76064
         9        47490            65420            90262
        10        51713            73820           105780

        15        67516           117949           209163
        20        71440           164476           379584
        25        54942           209865           664860
        30          885           249400          1125342

20 (AGE 65)       71440           164476           379584

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     Table IV
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
GUARANTEED ISSUE
$8,897.00 ANNUAL PREMIUM
GUIDELINE PREMIUM TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1        9342             500000           500000           500000             6487             6917              7347
         2       19151             500000           500000           500000            13053            14336             15671
         3       29450             500000           500000           500000            19438            22007             24791
         4       40265             500000           500000           500000            25648            29950             34799
         5       51620             500000           500000           500000            31690            38181             45800

         6       63542             500000           500000           500000            37918            47091             58299
         7       76061             500000           500000           500000            43970            56335             72065
         8       89206             500000           500000           500000            50013            66105             87426
         9      103009             500000           500000           500000            55851            76225            104351
        10      117501             500000           500000           500000            61463            86692            122998

        15      201584             500000           500000           500000            86655           146470            253247
        20      308897             500000           500000           580276           104252           218689            475636
        25      445859             500000           500000           987072           116042           311559            850924
        30      620662             500000           500000          1581444           115284           433421           1477985

20 (AGE 65)     308897             500000           500000           580276           104252           218689            475636




                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1         7110             7540             7970
         2        13520            14803            16138
         3        19438            22007            24791
         4        25648            29950            34799
         5        31690            38181            45800

         6        37918            47091            58299
         7        43970            56335            72065
         8        50013            66105            87426
         9        55851            76225           104351
        10        61463            86692           122998

        15        86655           146470           253247
        20       104252           218689           475636
        25       116042           311559           850924
        30       115284           433421          1477985

20 (AGE 65)      104252           218689           475636

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table V
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
SIMPLIFIED ISSUE
$8,897.00 ANNUAL PREMIUM
GUIDELINE PREMIUM TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1        9342             500000           500000           500000             5583             5972              6363
         2       19151             500000           500000           500000            11416            12573             13778
         3       29450             500000           500000           500000            17051            19359             21861
         4       40265             500000           500000           500000            22473            26323             30669
         5       51620             500000           500000           500000            27683            33475             40282

         6       63542             500000           500000           500000            33026            41188             51175
         7       76061             500000           500000           500000            38120            49088             63069
         8       89206             500000           500000           500000            42949            57170             76064
         9      103009             500000           500000           500000            47490            65420             90262
        10      117501             500000           500000           500000            51713            73820            105780

        15      201584             500000           500000           500000            67516           117949            209163
        20      308897             500000           500000           500000            71440           164476            379584
        25      445859             500000           500000           771238            54942           209865            664860
        30      620662             500000           500000          1204116              885           249400           1125342

20 (AGE 65)     308897             500000           500000           500000            71440           164476            379584


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1         6206             6595             6985
         2        11884            13040            14245
         3        17051            19359            21861
         4        22473            26323            30669
         5        27683            33475            40282

         6        33026            41188            51175
         7        38120            49088            63069
         8        42949            57170            76064
         9        47490            65420            90262
        10        51713            73820           105780

        15        67516           117949           209163
        20        71440           164476           379584
        25        54942           209865           664860
        30          885           249400          1125342

20 (AGE 65)       71440           164476           379584

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table VI
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
SIMPLIFIED ISSUE
$8,897.00 ANNUAL PREMIUM
GUIDELINE PREMIUM TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1        9342             500000           500000           500000             6670             7105              7541
         2       19151             500000           500000           500000            13413            14718             16077
         3       29450             500000           500000           500000            19969            22589             25426
         4       40265             500000           500000           500000            26344            30734             35682
         5       51620             500000           500000           500000            32539            39169             46946

         6       63542             500000           500000           500000            38905            48278             59723
         7       76061             500000           500000           500000            45078            57712             73778
         8       89206             500000           500000           500000            51220            67662             89437
         9      103009             500000           500000           500000            57131            77944            106666
        10      117501             500000           500000           500000            62785            88552            125622

        15      201584             500000           500000           500000            87599           148587            257536
        20      308897             500000           500000           588737           104219           220628            482571
        25      445859             500000           500000          1000374           115793           314024            862391
        30      620662             500000           500000          1601923           115050           436907           1497124

20 (AGE 65)     308897             500000           500000           588737           104219           220628            482571


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1         7293             7728             8164
         2        13880            15185            16544
         3        19969            22589            25426
         4        26344            30734            35682
         5        32539            39169            46946

         6        38905            48278            59723
         7        45078            57712            73778
         8        51220            67662            89437
         9        57131            77944           106666
        10        62785            88552           125622

        15        87599           148587           257536
        20       104219           220628           482571
        25       115793           314024           862391
        30       115050           436907          1497124

20 (AGE 65)      104219           220628           482571

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table VII
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
FULLY UNDERWRITTEN
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            18893            20094             21295
         2       53993             500000           500000           500000            38679            42348             46162
         3       83031             500000           500000           500000            58110            65553             73603
         4      113521             500000           500000           500000            77182            89753            103894
         5      145535             500000           500000           500000            95909           115007            137364

         6      179150             500000           500000           500000           115286           142426            175485
         7      214446             500000           500000           578836           134303           171058            217383
         8      225168             500000           500000           613950           130051           176669            237849
         9      236427             500000           500000           651177           125643           182385            260157
        10      248248             500000           500000           690639           121046           188193            284451

        15      316834             500000           500000           926929            94304           218461            441961
        20      404370             500000           500000          1242742            57059           249684            679002
        25      516090                  0           500000          1663809                0           278592           1026914
        30      658676                  0           500000          2221907                0           300077           1526077

20 (AGE 65)     404370             500000           500000          1242742            57059           249684            679002


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        20649            21850            23051
         2        39996            43664            47479
         3        58110            65553            73603
         4        77182            89753           103894
         5        95909           115007           137364

         6       115286           142426           175485
         7       134303           171058           217383
         8       130051           176669           237849
         9       125643           182385           260157
        10       121046           188193           284451

        15        94304           218461           441961
        20        57059           249684           679002
        25            0           278592          1026914
        30            0           300077          1526077

20 (AGE 65)       57059           249684           679002

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table VIII
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
FULLY UNDERWRITTEN
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            20847            22600             23920
         2       53993             500000           500000           500000            41999            46884             51067
         3       83031             500000           500000           500000            62735            72173             80986
         4      113521             500000           500000           500000            83090            98552            114023
         5      145535             500000           500000           500000           103102           126113            150563

         6      179150             500000           500000           527861           123798           156005            192121
         7      214446             500000           500000           633257           144200           187315            237821
         8      225168             500000           502576           674841           140783           194702            261438
         9      236427             500000           506552           719321           137302           202377            287382
        10      248248             500000           510688           766898           133736           210336            315860

        15      316834             500000           541634          1074590           115555           258252            512365
        20      404370             500000           576976          1512413            91427           315245            826343
        25      516090             500000           625747          2167105            62849           386215           1337551
        30      658676             500000           686331          3140204            20967           471394           2156793

20 (AGE 65)     404370             500000           576976          1512413            91427           315245            826343


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        22602            24356            25676
         2        43316            48201            52384
         3        62735            72173            80986
         4        83090            98552           114023
         5       103102           126113           150563

         6       123798           156005           192121
         7       144200           187315           237821
         8       140783           194702           261438
         9       137302           202377           287382
        10       133736           210336           315860

        15       115555           258252           512365
        20        91427           315245           826343
        25        62849           386215          1337551
        30        20967           471394          2156793

20 (AGE 65)       91427           315245           826343


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table IX
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
GUARANTEED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            18893            20094             21295
         2       53993             500000           500000           500000            38679            42348             46162
         3       83031             500000           500000           500000            58110            65553             73603
         4      113521             500000           500000           500000            77182            89753            103894
         5      145535             500000           500000           500000            95909           115007            137364

         6      179150             500000           500000           500000           115286           142426            175485
         7      214446             500000           500000           578836           134303           171058            217383
         8      225168             500000           500000           613950           130051           176669            237849
         9      236427             500000           500000           651177           125643           182385            260157
        10      248248             500000           500000           690639           121046           188193            284451

        15      316834             500000           500000           926929            94304           218461            441961
        20      404370             500000           500000          1242742            57059           249684            679002
        25      516090                  0           500000          1663809                0           278592           1026914
        30      658676                  0           500000          2221907                0           300077           1526077

20 (AGE 65)     404370             500000           500000          1242742            57059           249684            679002


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        20649            21850            23051
         2        39996            43664            47479
         3        58110            65553            73603
         4        77182            89753           103894
         5        95909           115007           137364

         6       115286           142426           175485
         7       134303           171058           217383
         8       130051           176669           237849
         9       125643           182385           260157
        10       121046           188193           284451

        15        94304           218461           441961
        20        57059           249684           679002
        25            0           278592          1026914
        30            0           300077          1526077

20 (AGE 65)       57059           249684           679002

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table X
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
GUARANTEED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            20533            21816             23101
         2       53993             500000           500000           500000            41473            45381             49444
         3       83031             500000           500000           500000            62085            70003             78565
         4      113521             500000           500000           500000            82383            95750            110785
         5      145535             500000           500000           500000           102381           122689            146459

         6      179150             500000           500000           514046           123080           151943            187093
         7      214446             500000           500000           617232           143484           182584            231803
         8      225168             500000           500000           657698           140053           189712            254797
         9      236427             500000           500000           700913           136535           197097            280027
        10      248248             500000           500000           747060           132904           204736            307689

        15      316834             500000           526071          1044900           114191           250831            498209
        20      404370             500000           558628          1466015            88692           305220            800993
        25      516090             500000           602570          2089305            56732           371910           1289533
        30      658676             500000           656580          3007716             8524           450960           2065796

20 (AGE 65)     404370             500000           558628          1466015            88692           305220            800993


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        22289            23572            24856
         2        42790            46698            50761
         3        62085            70003            78565
         4        82383            95750           110785
         5       102381           122689           146459

         6       123080           151943           187093
         7       143484           182584           231803
         8       140053           189712           254797
         9       136535           197097           280027
        10       132904           204736           307689

        15       114191           250831           498209
        20        88692           305220           800993
        25        56732           371910          1289533
        30         8524           450960          2065796

20 (AGE 65)       88692           305220           800993


If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XI
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
SIMPLIFIED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            18893            20094             21295
         2       53993             500000           500000           500000            38679            42348             46162
         3       83031             500000           500000           500000            58110            65553             73603
         4      113521             500000           500000           500000            77182            89753            103894
         5      145535             500000           500000           500000            95909           115007            137364

         6      179150             500000           500000           500000           115286           142426            175485
         7      214446             500000           500000           578836           134303           171058            217383
         8      225168             500000           500000           613950           130051           176669            237849
         9      236427             500000           500000           651177           125643           182385            260157
        10      248248             500000           500000           690639           121046           188193            284451

        15      316834             500000           500000           926929            94304           218461            441961
        20      404370             500000           500000          1242742            57059           249684            679002
        25      516090                  0           500000          1663809                0           278592           1026914
        30      658676                  0           500000          2221907                0           300077           1526077

20 (AGE 65)     404370             500000           500000          1242742            57059           249684            679002




                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        20649            21850            23051
         2        39996            43664            47479
         3        58110            65553            73603
         4        77182            89753           103894
         5        95909           115007           137364

         6       115286           142426           175485
         7       134303           171058           217383
         8       130051           176669           237849
         9       125643           182385           260157
        10       121046           188193           284451

        15        94304           218461           441961
        20        57059           249684           679002
        25            0           278592          1026914
        30            0           300077          1526077

20 (AGE 65)       57059           249684           679002

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XII
NON-NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
SIMPLIFIED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1

           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            20710            21999             23289
         2       53993             500000           500000           500000            41818            45746             49831
         3       83031             500000           500000           500000            62586            70549             79160
         4      113521             500000           500000           500000            83027            96473            111595
         5      145535             500000           500000           500000           103154           123582            147490

         6      179150             500000           500000           517484           123965           152997            188344
         7      214446             500000           500000           621194           144462           183786            233291
         8      225168             500000           500000           662179           141109           191054            256533
         9      236427             500000           500000           705892           137649           198567            282017
        10      248248             500000           500938           752500           134054           206320            309930

        15      316834             500000           529715          1051486           114996           252569            501350
        20      404370             500000           561218          1471894            88524           306635            804205
        25      516090             500000           605117          2096819            56328           373482           1294171
        30      658676             500000           659383          3018652             8136           452885           2073307

20 (AGE 65)     404370             500000           561218          1471894            88524           306635            804205


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        22466            23755            25045
         2        43135            47063            51148
         3        62586            70549            79160
         4        83027            96473           111595
         5       103154           123582           147490

         6       123965           152997           188344
         7       144462           183786           233291
         8       141109           191054           256533
         9       137649           198567           282017
        10       134054           206320           309930

        15       114996           252569           501350
        20        88524           306635           804205
        25        56328           373482          1294171
        30         8136           452885          2073307

20 (AGE 65)       88524           306635           804205

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XIII


NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
FULLY UNDERWRITTEN
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1


           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            18021            19172             20325
         2       53993             500000           500000           500000            36878            40388             44040
         3       83031             500000           500000           500000            55323            62432             70120
         4      113521             500000           500000           500000            73356            85334             98811
         5      145535             500000           500000           500000            90990           109145            130402

         6      179150             500000           500000           500000           109220           134960            166322
         7      214446             500000           500000           547997           127036           161816            205802
         8      225168             500000           500000           579381           122415           166396            224456
         9      236427             500000           500000           612547           117654           171008            244724
        10      248248             500000           500000           647591           112718           175633            266721

        15      316834             500000           500000           869054            86246           202124            414366
        20      404370             500000           500000          1165063            49046           227846            636561
        25      516090                  0           500000          1559736                0           247982            962680
        30      658676                  0           500000          2082859                0           253710           1430574

20 (AGE 65)     404370             500000           500000          1165063            49046           227846            636561



                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        19777            20928            22080
         2        38194            41705            45357
         3        55323            62432            70120
         4        73356            85334            98811
         5        90990           109145           130402

         6       109220           134960           166322
         7       127036           161816           205802
         8       122415           166396           224456
         9       117654           171008           244724
        10       112718           175633           266721

        15        86246           202124           414366
        20        49046           227846           636561
        25            0           247982           962680
        30            0           253710          1430574

20 (AGE 65)       49046           227846           636561

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XIV
NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 PREFERRED NONSMOKER RISK
FULLY UNDERWRITTEN
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1


           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            20847            22600             23920
         2       53993             500000           500000           500000            41999            46884             51067
         3       83031             500000           500000           500000            62735            72173             80986
         4      113521             500000           500000           500000            83090            98552            114023
         5      145535             500000           500000           500000           103102           126113            150563

         6      179150             500000           500000           527861           123798           156005            192121
         7      214446             500000           500000           633257           144200           187315            237821
         8      225168             500000           502576           674841           140783           194702            261438
         9      236427             500000           506552           719321           137302           202377            287382
        10      248248             500000           510688           766898           133736           210336            315860

        15      316834             500000           541634          1074590           115555           258252            512365
        20      404370             500000           576976          1512413            91427           315245            826343
        25      516090             500000           625747          2167105            62849           386215           1337551
        30      658676             500000           686331          3140204            20967           471394           2156793

20 (AGE 65)     404370             500000           576976          1512413            91427           315245            826343

                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        22602            24356            25676
         2        43316            48201            52384
         3        62735            72173            80986
         4        83090            98552           114023
         5       103102           126113           150563

         6       123798           156005           192121
         7       144200           187315           237821
         8       140783           194702           261438
         9       137302           202377           287382
        10       133736           210336           315860

        15       115555           258252           512365
        20        91427           315245           826343
        25        62849           386215          1337551
        30        20967           471394          2156793

20 (AGE 65)       91427           315245           826343

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XV
NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
GUARANTEED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1


           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            18021            19172             20325
         2       53993             500000           500000           500000            36878            40388             44040
         3       83031             500000           500000           500000            55323            62432             70120
         4      113521             500000           500000           500000            73356            85334             98811
         5      145535             500000           500000           500000            90990           109145            130402

         6      179150             500000           500000           500000           109220           134960            166322
         7      214446             500000           500000           547997           127036           161816            205802
         8      225168             500000           500000           579381           122415           166396            224456
         9      236427             500000           500000           612547           117654           171008            244724
        10      248248             500000           500000           647591           112718           175633            266721

        15      316834             500000           500000           869054            86246           202124            414366
        20      404370             500000           500000          1165063            49046           227846            636561
        25      516090                  0           500000          1559736                0           247982            962680
        30      658676                  0           500000          2082859                0           253710           1430574

20 (AGE 65)     404370             500000           500000          1165063            49046           227846            636561




                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        19777            20928            22080
         2        38194            41705            45357
         3        55323            62432            70120
         4        73356            85334            98811
         5        90990           109145           130402

         6       109220           134960           166322
         7       127036           161816           205802
         8       122415           166396           224456
         9       117654           171008           244724
        10       112718           175633           266721

        15        86246           202124           414366
        20        49046           227846           636561
        25            0           247982           962680
        30            0           253710          1430574

20 (AGE 65)       49046           227846           636561

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XVI
NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY UNISEX ISSUE AGE 45 NONSMOKER RISK
GUARANTEED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1


           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            20533            21816             23101
         2       53993             500000           500000           500000            41473            45381             49444
         3       83031             500000           500000           500000            62085            70003             78565
         4      113521             500000           500000           500000            82383            95750            110785
         5      145535             500000           500000           500000           102381           122689            146459

         6      179150             500000           500000           514046           123080           151943            187093
         7      214446             500000           500000           617232           143484           182584            231803
         8      225168             500000           500000           657698           140053           189712            254797
         9      236427             500000           500000           700913           136535           197097            280027
        10      248248             500000           500000           747060           132904           204736            307689

        15      316834             500000           526071          1044900           114191           250831            498209
        20      404370             500000           558628          1466015            88692           305220            800993
        25      516090             500000           602570          2089305            56732           371910           1289533
        30      658676             500000           656580          3007716             8524           450960           2065796

20 (AGE 65)     404370             500000           558628          1466015            88692           305220            800993




                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        22289            23572            24856
         2        42790            46698            50761
         3        62085            70003            78565
         4        82383            95750           110785
         5       102381           122689           146459

         6       123080           151943           187093
         7       143484           182584           231803
         8       140053           189712           254797
         9       136535           197097           280027
        10       132904           204736           307689

        15       114191           250831           498209
        20        88692           305220           800993
        25        56732           371910          1289533
        30         8524           450960          2065796

20 (AGE 65)       88692           305220           800993

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                        Table XVII


NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY SIMPLIFIED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1


           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            18021            19172             20325
         2       53993             500000           500000           500000            36878            40388             44040
         3       83031             500000           500000           500000            55323            62432             70120
         4      113521             500000           500000           500000            73356            85334             98811
         5      145535             500000           500000           500000            90990           109145            130402

         6      179150             500000           500000           500000           109220           134960            166322
         7      214446             500000           500000           547997           127036           161816            205802
         8      225168             500000           500000           579381           122415           166396            224456
         9      236427             500000           500000           612547           117654           171008            244724
        10      248248             500000           500000           647591           112718           175633            266721

        15      316834             500000           500000           869054            86246           202124            414366
        20      404370             500000           500000          1165063            49046           227846            636561
        25      516090                  0           500000          1559736                0           247982            962680
        30      658676                  0           500000          2082859                0           253710           1430574

20 (AGE 65)     404370             500000           500000          1165063            49046           227846            636561



                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        19777            20928            22080
         2        38194            41705            45357
         3        55323            62432            70120
         4        73356            85334            98811
         5        90990           109145           130402

         6       109220           134960           166322
         7       127036           161816           205802
         8       122415           166396           224456
         9       117654           171008           244724
        10       112718           175633           266721

        15        86246           202124           414366
        20        49046           227846           636561
        25            0           247982           962680
        30            0           253710          1430574

20 (AGE 65)       49046           227846           636561

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.

Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   Table XVIII


NEW YORK POLICY
FLEXIBLE PREMIUM CORPORATE VARIABLE UNIVERSAL LIFE II INSURANCE POLICY SIMPLIFIED ISSUE
$25,084.02 ANNUAL PREMIUM FOR SEVEN YEARS
CASH VALUE ACCUMULATION TEST
FACE AMOUNT $500,000
DEATH BENEFIT OPTION 1


           PREMIUMS
           ACCUMULATED             DEATH BENEFIT
           AT                      GUARANTEED ANNUAL INVESTMENT                       TOTAL ACCOUNT VALUE
POLICY     5% INTEREST             RETURN OF                                          ANNUAL INVESTMENT RETURN OF
YEAR       PER YEAR                GROSS 0%         GROSS 6%         GROSS 12%        GROSS 0%         GROSS 6%         GROSS 12%
         1       26338             500000           500000           500000            20710            21999             23289
         2       53993             500000           500000           500000            41818            45746             49831
         3       83031             500000           500000           500000            62586            70549             79160
         4      113521             500000           500000           500000            83027            96473            111595
         5      145535             500000           500000           500000           103154           123582            147490

         6      179150             500000           500000           517484           123965           152997            188344
         7      214446             500000           500000           621194           144462           183786            233291
         8      225168             500000           500000           662179           141109           191054            256533
         9      236427             500000           500000           705892           137649           198567            282017
        10      248248             500000           500938           752500           134054           206320            309930

        15      316834             500000           529715          1051486           114996           252569            501350
        20      404370             500000           561218          1471894            88524           306635            804205
        25      516090             500000           605117          2096819            56328           373482           1294171
        30      658676             500000           659383          3018652             8136           452885           2073307

20 (AGE 65)     404370             500000           561218          1471894            88524           306635            804205


                 CASH SURRENDER VALUE
POLICY           ANNUAL INVESTMENT RETURN OF
YEAR             GROSS 0%         GROSS 6%         GROSS 12%
         1        22466            23755            25045
         2        43135            47063            51148
         3        62586            70549            79160
         4        83027            96473           111595
         5       103154           123582           147490

         6       123965           152997           188344
         7       144462           183786           233291
         8       141109           191054           256533
         9       137649           198567           282017
        10       134054           206320           309930

        15       114996           252569           501350
        20        88524           306635           804205
        25        56328           373482          1294171
        30         8136           452885          2073307

20 (AGE 65)       88524           306635           804205

If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Cash Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Value as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Value as a percentage of the Total Account Value will be less than or equal to those illustrated.


Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charges may be reduced from 0.70% to 0.35% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.00%, 5.00%, and 11.00%.


These investment results are illustrative only and should not be considered a representation of past or future investments results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rate of return. The Total Account Value and Cash Value for a Policy would be different from those shown in the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 9 TO
                           THE REGISTRATION STATEMENT

This Post-Effective Amendment No. 9 to Registration Statement No. 33-75248 is comprised of the following papers and documents:

o  The facing sheet.

o One Supplement dated November __, 1998 consisting of ___ pages to the Corporate Variable Universal Life (Corporate VUL & Corporate VUL II) Prospectus dated May 1, 1998. The Prospectus dated May 1, 1998 is incorporated into Part II of this Post-Effective

   Amendment No. 9 by reference to the Registrant's filing under Rule 424(b)(3) for File No. 33-75248, as filed electronically on May 22, 1998 (Accession No. 0000950146-98-000917) and Registrant's filing under Rule 424(b)(3) for File No. 33-75248, as filed electronically on September 29, 1998 (Accession No. 0000950146-98-001658).

o  The undertaking to file reports

o  The undertaking pursuant to Rule 484

o Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

o  The signatures

o  Written consents of the following persons:

   A. Consent of Counsel (included as part of Exhibit No. 2 below)

   B. Actuarial Consent (included as part of Exhibit No. 6 below)

   C. Consent of Independent Auditors (included as Exhibit No. 7 below)

   The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:

              (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Life Account B(1)

              (2)        Not Applicable

              (3)(i)     Specialty Broker Agreement(2)

              (3)(ii)    Life Insurance Broker-Dealer Agreements(1)

              (3)(iii) Restated and Amended Third Party Administration and Transfer Agent Agreement(3)

              (4)        Not Applicable

              (5)(i) Corporate VUL Policy (Containing information about Cash Value Accumulation Method of Death Benefit Options (70180-93US)(4)

              (5)(ii) Corporate VUL Policy (Containing Tables of percentages for the Guideline Premium Method for Death Benefit Options (70182-93US)(4)

              (5)(iii) Term Rider (70181-94US) to Corporate VUL Policy 70182-93US(4)

              (5)(iv) Amendment Rider (70284-1998) to Corporate Variable Universal Life Policies 70180-93US and 70182-93US(2)

              (5)(v)     Corporate VUL II Policy (Cash Value Policy)
                         (70180-1998US)(2)

              (5)(vi) Corporate VUL II Policy (Guideline Premium Policy) (70182-1998US)(2)

              (5)(vii) Term Insurance Rider (70181-1998US) to policies 70180-1998US and 70182-1998US(2)

              (6)(i) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(5)

              (6)(ii) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)

              (6)(iii) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(7)

              (7)        Not Applicable

              (8)(i) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. dated as of May 1, 1998(8)

              (8)(ii) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(8)

              (8)(iii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                         and March 1, 1996(6)

              (8)(iv) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)

              (8)(v) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and
                         May 1, 1997(10)

              (8)(vi) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May
                         1, 1997 and November 6, 1997(8)

              (8)(vii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
                         and March 1, 1996(6)

              (8)(viii) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1,
                         1996(9)

              (8)(ix) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable

                         Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                         January 1, 1996, March 1, 1996 and May 1, 1997(2)

              (8)(x) Seventh Amendment dated as of May 1, 1998 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May
                         1, 1998 and January 20, 1998(8)

              (8)(xi) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investment Institutional Operations Company dated November 1, 1995(11)

              (8)(xii) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)

              (8)(xiii) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(12)

              (8)(xiv) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(12)

              (8)(xv) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(8)

              (8)(xvi) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(13)

              (8)(xvii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(14)

              (8)(xviii) Service Agreement between Oppenheimer Funds, Inc. and
                         Aetna Life Insurance and Annuity Company(14)

              (9)        Not Applicable

              (10)(i)    Application (70158-93)(2)

              (10)(ii)   Application (70159-93)(2)

              (10)(iii)  Application Supplement (70276-97(3/98))(2)

              (10)(iv)   Application Supplement (70277-97(3/98))(2)

              (10)(v)    Application Supplement (70183-93)(2)

              (10)(vi)   Premium Allocation Supplement (APP Funds)(2)

         2. Opinion and Consent of Counsel*

         3. Not Applicable

         4. Not Applicable

         5. Not Applicable

         6  Actuarial Opinion and Consent

         7. Consent of Independent Auditors*

         8. Copy of Power of Attorney(15)

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996 (Accession No. 0000912057-96-002723).

2. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001792).

4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on April 22, 1997 (Accession No. 0000950146-97-000629).

5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

8. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

10. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

11. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).


--------
* To be filed by amendment
* To be filed by amendment

12. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

13. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

15. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283). In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 30th day of September, 1998.

                                   VARIABLE LIFE ACCOUNT B OF
                                   AETNA LIFE INSURANCE AND
                                   ANNUITY COMPANY
                                      (Registrant)
(SEAL)

ATTEST: /s/ Karen A. Peddle
        --------------------------------
           Karen A. Peddle
           Assistant Corporate Secretary

                                   By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                         (Depositor)

                                   By: Thomas J. McInerney*
                                       ----------------------------------------
                                       Thomas J. McInerney
                                       Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature               Title                                          Date
---------               -----                                          ----
Thomas J. McInerney*    Director and President                    )
----------------------- (Principal Executive Officer)             )
Thomas J. McInerney                                               )
                                                                  )   September
Catherine H. Smith*      Director and Chief Financial Officer     )   30, 1998
-----------------------                                           )
Catherine H. Smith                                                )
                                                                  )
Shaun P. Mathews*        Director                                 )
-----------------------                                           )
Shaun P. Mathews                                                  )
                                                                  )
Deborah Koltenuk*        Vice President, Treasurer and            )
-----------------------  Corporate Controller                     )
Deborah Koltenuk                                                  )

By:    /s/ J. Neil McMurdie
       ---------------------------------------
       J. Neil McMurdie
       *Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.    Exhibit                                                                                 Page
-----------    -------                                                                                 ----

99-1.1         Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company          *
               establishing Variable Life Account B

99-1.3(i)      Specialty Broker Agreement                                                                *

99-1.3(ii)     Life Insurance Broker-Dealer Agreements                                                   *

99-1.3(iii)    Restated and Amended Third Party Administration and Transfer Agent Agreement              *

99-1.5(i)      Corporate VUL Policy (Containing information about Cash Value Accumulation Method of      *
               Death Benefit Options)
               (70180-93US)

99-1.5(ii)     Corporate VUL Policy (Containing Tables of percentages for the Guideline Premium          *
               Method for Death Benefit Options)
               (70182-93US)

99-1.5(iii)    Term Rider (70181-94US) to Corporate VUL Policy                                           *
               70182-93US

99-1.5(iv)     Amendment Rider (70284-1998) to Corporate Variable Universal Life Policies 70180-93US     *
               and 70182-93US

99-1.5(v)      Corporate VUL II Policy (Cash Value Policy) (70180-1998US)                                *

99-1.5(vi)     Corporate VUL II Policy (Guideline Premium Policy)                                        *
               (70182-1998US)

99-1.5(vii)    Term Insurance Rider (70181-1998US) to policies 70180-1998US and 70182-1998US             *

99-1.6(i)      Certificate of Incorporation of Aetna Life Insurance and Annuity Company                  *

99-1.6(ii)     Amendment of the Certificate of Incorporation of Aetna Life Insurance and Annuity         *
               Company

*Incorporated by reference

Exhibit No.    Exhibit                                                                                Page
-----------    -------                                                                                ----

99-1.6(iii)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company      *

99-1.8(i)      Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company     *
               and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
               Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
               Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios,
               Inc. on behalf of each of its series and Aeltus Investment Management, Inc. dated as of May 1, 1998

99-1.8(ii)     Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance  *
               and Annuity Company in connection with the sale of shares of Aetna Variable Fund,
               Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
               Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998

99-1.8(iii)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company,         *
               Variable Insurance Products Fund and Fidelity Distributors Corporation dated
               February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
               1995, January 1, 1996 and March 1, 1996

99-1.8(iv)     Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement            *
               between Aetna Life Insurance and Annuity Company, Variable Insurance Products
               Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
               1, 1996

99-1.8(v)      Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement             *
               between Aetna Life Insurance and Annuity Company, Variable Insurance Products
               Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996 and May 1, 1997

*Incorporated by reference

Exhibit No.    Exhibit                                                                                Page
-----------    -------                                                                                ----

99-1.8(vi)     Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement          *
               between Aetna Life Insurance and Annuity Company, Variable Insurance Products
               Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997 and November 6, 1997

99-1.8(vii)    Fund Participation Agreement between Aetna Life Insurance and Annuity Company,         *
               Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
               February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
               1995, January 1, 1996 and March 1, 1996

99-1.8(viii)   Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement            *
               between Aetna Life Insurance and Annuity Company, Variable Insurance Products
               Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
               and March 1, 1996

99-1.8(ix)     Sixth Amendment dated as of January 20, 1998 to the Fund Participation                 *
               Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance
               Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
               1996, March 1, 1996 and May 1, 1997

99-1.8(x)      Seventh Amendment dated as of May 1, 1998 to Fund Participation Agreement              *
               between Aetna Life Insurance and Annuity Company, Variable Insurance Products
               Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996,
               March 1, 1996, May 1, 1998 and January 20, 1998

99-1.8(xi)     Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity        *
               Investment Institutional Operations Company dated November 1, 1995

*Incorporated by reference

Exhibit No.    Exhibit                                                                                Page
-----------    -------                                                                                ----

99-1.8(xii)    Amendment dated January 1, 1997 to Service Agreement between Aetna Life                *
               Insurance and Annuity Company and Fidelity Investments Institutional Operations
               Company dated as of November 1, 1995

99-1.8(xiii)   Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance         *
               and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-1.8(xiv)    Service Agreement between Janus Capital Corporation and Aetna Life Insurance           *
               and Annuity Company dated December 8, 1997

99-1.8(xv)     Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life            *
               Insurance and Annuity Company and Massachusetts Financial Services Company
               dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and
               November 28, 1997

99-1.8(xvi)    Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and          *
               among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company
               and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997

99-1.8(xvii)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company          *
               and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.

99-1.8(xviii)  Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance and         *
               Annuity Company

99-1.10(i)     Application (70158-93)                                                                 *

99-1.10(ii)    Application (70159-93)                                                                 *

99-1.10(iii)   Application Supplement (70276-97(3/98))                                                *

99-1.10(iv)    Application Supplement (70277-97(3/98))                                                *

99-1.10(v)     Application Supplement (70183-93)                                                      *

99-1.10(vi)    Premium Allocation Supplement (APP Funds)                                              *

*Incorporated by reference

Exhibit No.    Exhibit                                                                                Page
-----------    -------                                                                                ----
99-2           Opinion and Consent of Counsel                                                         **

99-6           Actuarial Opinion and Consent                                                          --

99-7           Consent of Independent Auditors                                                        **

99-8           Copy of Power of Attorney                                                              *

*Incorporated by reference

**To be filed by amendment